Debt - Credit Facilties and Committed Liquidity Programs (Details) £ in Millions, $ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GBP (£)
FCE Bank plc [Member]
Schedule Of Debt [Line Items]
Debt Covenant Minimum Net Worth Requirement	$ 500
Ford Motor Company [Member]
Schedule Of Debt [Line Items]
Borrowing capacity under credit facilities	3,000
Unsecured Debt [Member]
Schedule Of Debt [Line Items]
Borrowing capacity under credit facilities	5,500
Borrowing availability	4,800
Syndicated Credit Facility [Member] | FCE Bank plc [Member]
Schedule Of Debt [Line Items]
Borrowing capacity under credit facilities	1,200	£ 990
Borrowing availability	850	£ 690
Revolving Credit Facility [Member]
Schedule Of Debt [Line Items]
Borrowing availability	3,000
Revolving Credit Facility [Member] | Ford Motor Company [Member]
Schedule Of Debt [Line Items]
Borrowing capacity under credit facilities	$ 13,400
Revolving Credit Facility [Member] | Ford Motor Company [Member] | Committments maturing by 2019 [Member]
Schedule Of Debt [Line Items]
Line of Credit, Percent Maturing	75.00%	75.00%
Revolving Credit Facility [Member] | Ford Motor Company [Member] | Commitments maturing by 2017 [Member]
Schedule Of Debt [Line Items]
Line of Credit, Percent Maturing	25.00%	25.00%
Contractually Committed Liquidity Facilities [Member]
Schedule Of Debt [Line Items]
Commitment To Sell Commercial Paper Conduits Maximum	$ 34,600
Commitment To Sell Commercial Paper Conduits Current	17,500
Commitment To Sell Commercial Paper Conduits Utilized	19,900
Operating Lease [Member] | Contractually Committed Liquidity Facilities [Member]
Schedule Of Debt [Line Items]
Commitment To Sell Commercial Paper Conduits Maximum	10,300
Retail [Member] | Contractually Committed Liquidity Facilities [Member]
Schedule Of Debt [Line Items]
Commitment To Sell Commercial Paper Conduits Maximum	18,200
Wholesale [Member] | Contractually Committed Liquidity Facilities [Member]
Schedule Of Debt [Line Items]
Commitment To Sell Commercial Paper Conduits Maximum	$ 6,100